UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23011

 NAME OF REGISTRANT:                     PENN CAPITAL FUNDS TRUST



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Navy Yard Corporate Center
                                         1200 Intrepid Ave., Suite
                                         400
                                         Philadelphia, PA 19112

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Richard A. Hocker
                                         Navy Yard Corporate Center
                                         1200 Intrepid Ave., Suite
                                         400
                                         Philadelphia, PA 19112

 REGISTRANT'S TELEPHONE NUMBER:          215-302-1500

 DATE OF FISCAL YEAR END:                06/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


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

Penn Capital Micro Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Penn Capital Enterprise Value Small Cap Equity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.




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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         PENN CAPITAL FUNDS TRUST
By (Signature)       /s/ Richard A Hocker
Name                 Richard A Hocker
Title                President
Date                 08/24/2020